Lease - Schedule Of information related to operating leases (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Lease
Cash payments for operating leases	¥ 5,203	$ 744	¥ 5,749	¥ 7,894
ROU assets obtained in exchange for operating lease liabilities	¥ 2,726	$ 390	¥ 18,632	¥ 365